STOCKHOLDERS’ DEFICIT (Details Narrative 3) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Restricted Stock Units (RSUs) [Member]
Restricted stock units, shares	0.000002
Fair value granted, shares	$ 497,240
Unrecognized restricted stock units expense		$ 248,620	$ 248,620	$ 248,620
Restricted stock units not yet vested, shares		$ 248,620	$ 248,620	$ 248,620
Unvested Restricted Stock Units [Member]
Unvested restricted stock units			0.000001	0.000001
Chief Executive Officer [Member]
Restricted stock units, shares	0.000001
Chief Scientific Officer [Member]
Restricted stock units, shares	0.000001